Restricted Deposits - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,882,291	₩ 872,731	₩ 1,369,653	₩ 1,270,824
Short-term financial instruments	237,230	508,677
Long-term financial instruments	375	375
Financial instruments	237,605	509,052
Restricted deposits [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	43	0
Short-term financial instruments	79,514	79,500
Long-term financial instruments	375	372
Financial instruments	₩ 79,932	₩ 79,872